Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2019 and 2018 are as follows:

	Cable and wire facilities	Central office equipment	Cellular facilities	Buildings and improvements	Vehicles, aircraft, furniture and other network equipment	Information origination and termination equipment	Land and land improvements	Property under construction	Total
	(in million pesos)
As at December 31, 2017
Cost	207,220	119,642	209,504	27,076	58,964	17,595	3,458	50,585	694,044
Accumulated depreciation, impairment and amortization	(159,765)	(101,680)	(159,323)	(18,022)	(51,083)	(13,473)	(267)	(3,524)	(507,137)
Net book value	47,455	17,962	50,181	9,054	7,881	4,122	3,191	47,061	186,907
Year ended December 31, 2018
Net book value at beginning of the year	47,455	17,962	50,181	9,054	7,881	4,122	3,191	47,061	186,907
Additions (Note 4)	1,278	565	758	120	1,158	2,107	—	52,504	58,490
Disposals/Retirements	(10)	(27)	(60)	(140)	(95)	—	—	(9)	(341)
Reclassifications (Note 14)	19	(1)	—	127	(23)	—	1,117	—	1,239
Transfers and others	10,409	8,237	37,881	265	1,465	1,176	—	(59,433)	—
Translation differences charged directly to cumulative translation adjustments	—	3	—	1	(3)	—	—	—	1
Deconsolidation of a subsidiary	—	—	(65)	(794)	(273)	—	—	—	(1,132)
Impairment losses recognized during the year (Note 5)	(299)	(292)	(858)	(480)	(29)	—	—	—	(1,958)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	(2)
Depreciation and amortization	(11,381)	(10,480)	(17,499)	(2,162)	(3,382)	(2,334)	(2)	—	(47,240)
Net book value at end of the year	47,471	15,967	70,338	5,989	6,699	5,071	4,306	40,123	195,964
As at December 31, 2018
Cost	217,773	128,321	217,164	26,546	58,711	20,823	4,576	40,123	714,037
Accumulated depreciation, impairment and amortization	(170,302)	(112,354)	(146,826)	(20,557)	(52,012)	(15,752)	(270)	—	(518,073)
Net book value	47,471	15,967	70,338	5,989	6,699	5,071	4,306	40,123	195,964
Year ended December 31, 2019
Net book value at beginning of the year	47,471	15,967	70,338	5,989	6,699	5,071	4,306	40,123	195,964
Effect of adoption of IFRS 16 (Note 2)	—	—	(244)	(1)	—	—	—	—	(245)
Net book value at the beginning of the year (as restated)	47,471	15,967	70,094	5,988	6,699	5,071	4,306	40,123	195,719
Additions (Note 4)	1,448	856	557	176	3,804	2,987	3	63,040	72,871
Disposals/Retirements	(24)	—	(99)	(3)	(109)	—	—	(77)	(312)
Reclassifications (Note 14)	12	(8)	(762)	(82)	15	1	—	(30)	(854)
Transfers and others	10,374	7,720	32,290	541	1,247	4,696	21	(56,889)	—
Translation differences charged directly to cumulative translation adjustments	(1)	(1)	—	(4)	2	—	—	—	(4)
Adjustments	—	—	—	(20)	—	—	—	—	(20)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(3)	—	—	—	—	(3)
Depreciation and amortization (Note 3)	(8,084)	(3,857)	(17,025)	(1,102)	(3,410)	(1,782)	(3)	—	(35,263)
Net book value at end of the year	51,196	20,677	85,055	5,491	8,248	10,973	4,327	46,167	232,134
As at December 31, 2019
Cost	192,535	135,340	220,238	26,762	62,097	28,224	4,597	46,167	715,960
Accumulated depreciation, impairment and amortization	(141,339)	(114,663)	(135,183)	(21,271)	(53,849)	(17,251)	(270)	—	(483,826)
Net book value	51,196	20,677	85,055	5,491	8,248	10,973	4,327	46,167	232,134

Summary of Estimated Useful Lives of Property and Equipment

As at December 31, 2019 and 2018, the estimated useful lives of our property and equipment are estimated as follows:

Cable and wire facilities	5 – 15 years
Central office equipment	2 – 15 years
Cellular facilities	3 – 10 years
Buildings	25 – 50 years
Vehicles, aircraft, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	3 – 7 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter
Land improvements	10 years